UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 31, 2008
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  August 14,  2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:18
Form 13F Information Table Value Total:  $ 150,731


						(thousands)
List of Other Included Managers:
  None

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
    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
AMBAC FINANCIAL GROUP INC	COM	023139108	 1,375 	590311	SH		SOLE		590311
AMCORE FINANCIAL	COM	023912108	 11,634 	1241637	SH		SOLE		1241637
BOSTON PRIVATE FINANCIAL HOLDINGS INC.	COM	101119105	 9,169 	1049035	SH		SOLE		1049035
ENCORE CAPITAL GROUP INC	COM	292554102	 4,061 	296414	SH		SOLE		296414
FIRST AMERICAN CORP	COM	318522307	 3,973 	134687	SH		SOLE		134687
FIRST HORIZON NATIONAL CORP	COM	320517105	 16,875 	1802908	SH		SOLE		1802908
HIGHBURY FINANCIAL INC	COM	42982Y109	 1,327 	402000	SH		SOLE		402000
HUNTINGTON BANCSHARES INC	COM	446150104	 13,383 	1675000	SH		SOLE		1675000
JP MORGAN CHASE & CO	COM	46625H100	 7,005 	150000	SH		SOLE		150000
MBIA INC	COM	55262C100	 32,707 	2748500	SH		SOLE		2748500
MBIA INC 	COM	55262C100	 415 	129000	SH	CALL	SOLE		129000
OCWEN FINANCIAL CORP	COM	675746309	 24,962 	3100800	SH		SOLE		3100800
PMI GROUP INC	COM	69344M101	 1,242 	421034	SH		SOLE		421034
PRIMUS GUARANTY LTD	COM	G72457107	 12,972 	4951188	SH		SOLE		4951188
SUN AMERICAN BANCORP 	COM	86664A103	 1,537 	605000	SH		SOLE		605000
TREE COM INC	COM	894675107	 148 	30656	SH		SOLE		30656
ZIONS BANCORP	COM	989701107	 7,856 	203000	SH		SOLE		203000
WTS HIGHBURY FINANCIAL INC	WTS	42982Y117	 90 	600000	SH		SOLE		600000